Quarterly Holdings Report
for
Fidelity® International Sustainability Index Fund
July 31, 2022
ISY-NPRT3-0922
1.9883820.105
Common Stocks - 96.6%
	Shares	Value ($)
Australia - 5.1%
APA Group unit	39,682	325,367
Aristocrat Leisure Ltd.	19,952	497,764
ASX Ltd.	6,504	404,255
Aurizon Holdings Ltd.	59,773	169,175
Australia & New Zealand Banking Group Ltd. (a)	6,019	96,787
Australia & New Zealand Banking Group Ltd.	90,284	1,459,104
BlueScope Steel Ltd.	16,757	196,834
Brambles Ltd.	45,042	362,530
Cochlear Ltd.	2,160	325,570
Coles Group Ltd.	42,781	563,440
Commonwealth Bank of Australia	55,415	3,935,428
Computershare Ltd.	18,026	318,465
Dexus unit	33,904	227,835
Dominos Pizza Enterprises Ltd.	1,948	99,601
Endeavour Group Ltd.	43,454	242,101
Evolution Mining Ltd.	59,531	109,970
Fortescue Metals Group Ltd.	56,075	721,604
Goodman Group unit	55,482	811,982
IDP Education Ltd.	6,931	139,451
Lendlease Group unit	20,596	149,211
Macquarie Group Ltd.	11,912	1,524,538
Mineral Resources Ltd.	5,206	198,370
Mirvac Group unit	129,375	196,001
Newcrest Mining Ltd.	29,607	398,992
Northern Star Resources Ltd.	37,110	203,943
Orica Ltd.	13,187	156,295
QBE Insurance Group Ltd.	47,193	381,590
Ramsay Health Care Ltd.	6,148	303,722
REA Group Ltd.	1,844	162,686
Santos Ltd.	102,261	531,592
Scentre Group unit	173,255	355,042
SEEK Ltd.	10,271	166,361
Sonic Healthcare Ltd.	14,722	354,528
Stockland Corp. Ltd. unit	78,398	212,434
Suncorp Group Ltd.	42,057	332,136
Telstra Corp. Ltd.	129,598	354,193
The GPT Group unit	62,721	201,786
Transurban Group unit	97,917	1,000,877
Vicinity Centres unit	126,442	185,009
Woodside Energy Group Ltd.	61,079	1,379,193
TOTAL AUSTRALIA		19,755,762
Austria - 0.1%
OMV AG	5,009	212,048
Verbund AG	2,310	253,801
Voestalpine AG	3,720	83,264
TOTAL AUSTRIA		549,113
Bailiwick of Jersey - 0.3%
Ferguson PLC	7,229	905,878
WPP PLC	35,790	386,260
TOTAL BAILIWICK OF JERSEY		1,292,138
Belgium - 0.3%
D'ieteren Group	826	134,652
KBC Group NV	8,178	428,339
Solvay SA Class A	2,467	215,579
Umicore SA	6,929	250,985
TOTAL BELGIUM		1,029,555
Bermuda - 0.3%
Alibaba Health Information Technology Ltd. (a)	128,000	76,964
Beijing Enterprises Water Group Ltd.	132,000	40,021
China Gas Holdings Ltd.	105,200	161,889
China Resource Gas Group Ltd.	32,000	134,320
China Ruyi Holdings Ltd. (a)(b)	168,000	48,582
CK Infrastructure Holdings Ltd.	21,500	134,753
Credicorp Ltd. (United States)	2,444	316,254
Hopson Development Holdings Ltd.	27,489	36,349
Kunlun Energy Co. Ltd.	126,000	92,776
Shenzhen International Holdings Ltd.	26,823	24,705
TOTAL BERMUDA		1,066,613
Brazil - 0.7%
Americanas SA	20,991	56,797
Atacadao SA	17,100	61,571
Banco Bradesco SA	58,410	163,351
Banco Santander SA (Brasil) unit	12,900	70,532
CCR SA	38,300	96,155
Cosan SA	33,044	119,235
Energisa SA unit	6,400	54,474
Equatorial Energia SA	26,300	126,109
Hapvida Participacoes e Investimentos SA (c)	158,100	188,225
Hypera SA	12,700	104,539
Klabin SA unit	24,000	92,445
Localiza Rent A Car SA	23,854	265,598
Lojas Renner SA	34,265	167,481
Natura & Co. Holding SA (a)	30,613	92,180
Petro Rio SA (a)	23,100	108,131
Raia Drogasil SA	37,500	152,055
Rede D'Oregon Sao Luiz SA (c)	12,900	80,754
Rumo SA	42,300	143,395
Telefonica Brasil SA	17,200	148,262
TIM SA	28,400	69,105
Totvs SA	18,300	93,267
Ultrapar Participacoes SA	24,400	59,843
Weg SA	57,280	310,418
TOTAL BRAZIL		2,823,922
Canada - 7.9%
Agnico Eagle Mines Ltd. (Canada)	14,620	628,618
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	27,241	1,217,022
Bank of Montreal	20,814	2,074,980
Bank of Nova Scotia	39,279	2,392,843
Brookfield Asset Management, Inc. (Canada) Class A	45,240	2,244,777
CAE, Inc. (a)	10,616	280,872
Cameco Corp.	13,318	342,999
Canadian Apartment Properties (REIT) unit	2,767	104,820
Canadian National Railway Co.	19,197	2,432,025
Canadian Tire Ltd. Class A (non-vtg.)	1,805	231,885
Enbridge, Inc.	65,509	2,942,035
FirstService Corp.	1,315	175,919
Fortis, Inc.	15,596	736,716
Gildan Activewear, Inc.	6,579	192,815
Hydro One Ltd. (c)	9,865	275,408
Intact Financial Corp.	5,667	843,489
Ivanhoe Mines Ltd. (a)	21,463	133,416
Keyera Corp.	7,710	199,832
Kinross Gold Corp.	42,510	145,733
Lundin Mining Corp.	22,322	125,856
Magna International, Inc. Class A (sub. vtg.)	9,407	600,688
Metro, Inc.	7,891	436,961
National Bank of Canada	11,139	781,570
Northland Power, Inc.	7,678	251,706
Nutrien Ltd.	17,838	1,527,001
Open Text Corp.	8,979	367,280
Parkland Corp.	5,283	148,232
Pembina Pipeline Corp.	17,768	678,363
Power Corp. of Canada (sub. vtg.)	18,201	494,627
Ritchie Bros. Auctioneers, Inc.	3,477	250,617
Rogers Communications, Inc. Class B (non-vtg.)	11,814	543,118
Shopify, Inc. Class A (a)	37,838	1,318,147
TELUS Corp.	15,063	346,771
The Toronto-Dominion Bank	59,038	3,834,900
Thomson Reuters Corp.	5,642	633,527
Toromont Industries Ltd.	2,808	236,494
Wheaton Precious Metals Corp.	14,984	514,152
TOTAL CANADA		30,686,214
Cayman Islands - 6.3%
3SBio, Inc. (c)	37,000	24,604
AAC Technology Holdings, Inc. (b)	22,000	42,654
Airtac International Group	5,000	136,616
Alibaba Group Holding Ltd. (a)	493,800	5,552,025
Baidu, Inc. sponsored ADR (a)	9,033	1,233,637
Chailease Holding Co. Ltd.	45,461	322,264
China Conch Venture Holdings Ltd.	52,500	101,925
China Feihe Ltd. (c)	113,000	99,326
China Liansu Group Holdings Ltd.	42,000	51,524
China Medical System Holdings Ltd.	45,000	71,657
China Mengniu Dairy Co. Ltd.	100,000	463,700
China Resources Cement Holdings Ltd.	54,000	33,157
China Resources Mixc Lifestyle Services Ltd. (c)	24,600	104,355
Chow Tai Fook Jewellery Group Ltd.	71,400	141,165
CIFI Ever Sunshine Services Group Ltd.	22,000	15,863
CIFI Holdings Group Co. Ltd.	122,720	33,299
Country Garden Services Holdings Co. Ltd.	65,000	144,741
Dali Foods Group Co. Ltd. (c)	84,500	40,259
ENN Energy Holdings Ltd.	25,900	421,994
Genscript Biotech Corp. (a)	40,000	144,715
Grab Holdings Ltd. (a)(b)	37,087	109,407
Greentown Service Group Co. Ltd.	42,000	37,506
Hansoh Pharmaceutical Group Co. Ltd. (c)	36,000	70,167
Jinxin Fertility Group Ltd. (c)	45,500	35,357
Kingdee International Software Group Co. Ltd. (a)	84,000	181,485
Longfor Properties Co. Ltd. (c)	62,000	206,933
Meituan Class B (a)(c)	133,100	2,985,879
Microport Scientific Corp. (b)	22,100	52,196
NetEase, Inc.	67,200	1,257,095
Ping An Healthcare and Technology Co. Ltd. (a)(b)(c)	20,100	52,619
Pop Mart International Group Ltd. (c)	19,600	44,943
Sino Biopharmaceutical Ltd.	350,750	202,857
Tencent Holdings Ltd.	203,100	7,849,574
Tongcheng Travel Holdings Ltd. (a)	37,200	71,084
Uni-President China Holdings Ltd.	38,000	34,709
Vinda International Holdings Ltd.	11,000	29,217
Vipshop Holdings Ltd. ADR (a)	14,698	134,634
Want Want China Holdings Ltd.	153,000	124,351
WH Group Ltd. (c)	249,000	188,418
Wuxi Biologics (Cayman), Inc. (a)(c)	116,500	1,115,152
Xinyi Solar Holdings Ltd.	167,494	284,637
XPeng, Inc. ADR (a)	13,898	339,528
Yadea Group Holdings Ltd. (c)	42,000	90,422
Yihai International Holding Ltd.	18,000	52,854
TOTAL CAYMAN ISLANDS		24,730,504
Chile - 0.1%
Cencosud SA	48,117	65,733
Empresas CMPC SA	32,914	55,922
Empresas COPEC SA	12,956	106,110
Enel Americas SA	740,774	74,973
Falabella SA	25,829	57,614
TOTAL CHILE		360,352
China - 1.8%
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	2,900	8,422
A-Living Smart City Services C (H Shares) (c)	15,250	18,630
Air China Ltd.:
(A Shares) (a)	23,600	33,824
(H Shares) (a)	26,000	20,403
Angel Yeast Co. Ltd. (A Shares)	3,200	21,081
Anjoy Foods Group Co. Ltd. (A Shares)	400	8,723
Baoshan Iron & Steel Co. Ltd. (A Shares)	65,900	55,532
BBMG Corp. (A Shares)	23,600	9,208
Beijing Capital International Airport Co. Ltd. (H Shares) (a)	70,000	41,198
By-Health Co. Ltd. (A Shares)	3,800	10,422
BYD Co. Ltd.:
(A Shares)	1,100	52,521
(H Shares)	30,000	1,097,579
CanSino Biologics, Inc.:
(A Shares) (a)	274	6,574
(H Shares) (b)(c)	2,400	20,117
China Communications Services Corp. Ltd. (H Shares)	70,000	28,535
China Construction Bank Corp.:
(A Shares)	81,800	67,611
(H Shares)	3,032,000	1,936,268
China Eastern Airlines Corp. Ltd.:
(A Shares) (a)	10,900	7,929
(H Shares) (a)	6,000	2,186
China Jushi Co. Ltd. (A Shares)	5,457	12,105
China Merchants Bank Co. Ltd.:
(A Shares)	36,300	189,037
(H Shares)	132,000	712,977
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	4,000	21,511
China Southern Airlines Ltd. (A Shares) (a)	77,500	73,652
China Suntien Green Energy Corp. Ltd. (H Shares)	75,000	36,784
China Three Gorges Renewables Group Co. Ltd. (A Shares)	67,000	62,455
China Vanke Co. Ltd.:
(A Shares)	4,300	10,966
(H Shares)	68,900	131,131
Cmoc Group Ltd.:
(A Shares)	20,600	16,483
(H Shares)	132,000	64,740
Contemporary Amperex Technology Co. Ltd.	4,900	371,926
ENN Natural Gas Co. Ltd. (A Shares)	4,000	10,243
Eve Energy Co. Ltd. (A shares)	3,240	45,474
Ganfeng Lithium Co. Ltd. (A Shares)	1,820	24,114
GEM Co. Ltd. (A Shares)	8,600	12,473
Gotion High-tech Co. Ltd. (A Shares)	1,800	10,455
Guangzhou Baiyunshan Pharma Health (A Shares)	3,600	15,390
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	600	6,195
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	9,100	36,235
Huatai Securities Co. Ltd. (A Shares)	62,700	123,546
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	11,600	61,649
Jafron Biomedical Co. Ltd. (A Shares)	1,800	11,830
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	3,900	13,336
Jinke Properties Group Co. Ltd. (A Shares)	7,300	2,838
Ming Yang Smart Energy Group Ltd. (A Shares)	3,900	17,349
Orient Securities Co. Ltd. (A Shares)	26,000	33,430
Ovctek China, Inc. (A Shares)	1,640	11,620
Pharmaron Beijing Co. Ltd.:
(A Shares)	2,700	31,030
(H Shares) (c)	5,400	43,992
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	329,000	217,520
SF Holding Co. Ltd. (A Shares)	10,800	79,921
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	85,600	106,865
Shanghai Electric Group Co. Ltd. (A Shares)	13,400	8,846
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	3,700	24,080
(H Shares)	17,000	61,504
Shanghai M&G Stationery, Inc. (A Shares)	1,200	8,081
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	1,900	4,844
(H Shares)	31,800	47,883
Shanghai Putailai New Energy Technology Co. Ltd.	3,800	39,944
Shenzhen Inovance Technology Co. Ltd. (A Shares)	3,600	35,323
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	2,600	111,801
Sinopharm Group Co. Ltd. (H Shares)	36,800	84,383
Sinotrans Ltd.	5,400	3,018
SKSHU Paint Co. Ltd. (A Shares) (a)	420	6,608
Sungrow Power Supply Co. Ltd. (A Shares)	2,500	46,024
Topchoice Medical Corp. (a)	400	8,711
Transfar Zhilian Co. Ltd.	4,400	3,741
Unisplendour Corp. Ltd. (A Shares)	5,200	14,340
WuXi AppTec Co. Ltd.	3,576	49,525
WuXi AppTec Co. Ltd. (H Shares) (c)	12,980	157,085
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	40,818	72,797
Yunnan Baiyao Group Co. Ltd. (A Shares)	2,520	20,627
Yunnan Energy New Material Co. Ltd.	2,100	66,688
Zhejiang Chint Electric Co. Ltd. (A Shares)	2,700	14,721
Zhejiang Expressway Co. Ltd. (H Shares)	48,000	38,645
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	2,158	27,002
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. (A Shares)	2,600	18,103
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	2,100	6,129
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)	22,800	20,792
(H Shares)	43,000	22,349
TOTAL CHINA		7,089,629
Colombia - 0.0%
Bancolombia SA	494	4,147
Interconexion Electrica SA ESP	19,320	92,837
TOTAL COLOMBIA		96,984
Czech Republic - 0.0%
Komercni Banka A/S	2,594	65,486
MONETA Money Bank A/S (c)	7,833	26,084
TOTAL CZECH REPUBLIC		91,570
Denmark - 2.8%
A.P. Moller - Maersk A/S:
Series A	1	2,665
Series B	281	767,224
Chr. Hansen Holding A/S	3,280	214,265
Coloplast A/S Series B	3,911	457,739
Demant A/S (a)	3,322	126,247
Genmab A/S (a)	2,193	780,313
GN Store Nord A/S	3,960	137,281
Novo Nordisk A/S Series B	54,681	6,368,907
Novozymes A/S Series B	6,824	435,002
ORSTED A/S (c)	6,073	706,998
Pandora A/S	3,029	223,569
Vestas Wind Systems A/S	32,599	856,824
TOTAL DENMARK		11,077,034
Egypt - 0.0%
Commercial International Bank SAE	46,526	93,200
Commercial International Bank SAE sponsored GDR	11,643	21,353
TOTAL EGYPT		114,553
Finland - 1.1%
Elisa Corp. (A Shares)	4,896	270,414
Kesko Oyj	9,347	230,421
Neste OYJ	13,703	701,378
Nordea Bank ABP	107,637	1,058,237
Orion Oyj (B Shares)	3,415	162,683
Sampo Oyj (A Shares)	16,412	709,044
Stora Enso Oyj (R Shares)	18,006	277,150
UPM-Kymmene Corp.	17,025	537,498
Wartsila Corp.	15,299	133,659
TOTAL FINLAND		4,080,484
France - 6.3%
Accor SA (a)	4,835	125,463
Air Liquide SA	16,945	2,329,639
Alstom SA	10,396	247,068
Alstom SA rights (a)	10,396	2,656
AXA SA	62,986	1,451,357
bioMerieux SA	1,328	143,329
BNP Paribas SA	36,125	1,706,810
Bouygues SA	7,489	226,391
Bureau Veritas SA	9,260	254,870
Carrefour SA (b)	20,670	352,259
Compagnie Generale des Etablissements Michelin SCA Series B	21,872	612,079
Covivio	1,618	101,949
Danone SA	21,092	1,162,996
Eiffage SA	2,672	249,770
EssilorLuxottica SA	9,332	1,454,033
Gecina SA	1,457	148,913
Kering SA	2,420	1,385,429
Klepierre SA	6,963	154,073
L'Oreal SA	7,813	2,953,763
Orange SA	66,056	674,990
Publicis Groupe SA	7,478	397,945
Schneider Electric SA	17,501	2,420,458
SEB SA	878	73,628
Societe Generale Series A	25,761	577,211
Teleperformance	1,923	641,311
TotalEnergies SE	80,524	4,112,955
Valeo SA	6,522	139,249
Vivendi SA	22,284	211,550
Worldline SA (a)(c)	7,987	352,531
TOTAL FRANCE		24,664,675
Germany - 3.4%
adidas AG	5,563	962,352
Allianz SE	13,285	2,412,639
Bayerische Motoren Werke AG (BMW)	10,263	838,625
Beiersdorf AG	3,428	353,512
Brenntag SE	4,739	332,892
Carl Zeiss Meditec AG	1,308	189,965
Commerzbank AG (a)	35,590	242,911
Delivery Hero AG (a)(c)	5,560	268,250
Deutsche Borse AG	6,204	1,083,004
Evonik Industries AG	6,754	143,443
GEA Group AG	5,132	190,766
HeidelbergCement AG	4,738	241,340
HelloFresh AG (a)	5,588	153,346
Henkel AG & Co. KGaA	3,053	192,506
LEG Immobilien AG	2,426	219,782
Merck KGaA	4,174	794,983
MTU Aero Engines AG	1,795	345,084
Puma AG	3,245	217,632
SAP SE	33,998	3,171,086
Symrise AG	4,426	516,451
Telefonica Deutschland Holding AG	34,973	92,792
Zalando SE (a)(c)	7,466	210,191
TOTAL GERMANY		13,173,552
Greece - 0.1%
Alpha Bank SA (a)	68,202	60,296
Eurobank Ergasias Services and Holdings SA (a)	82,010	75,546
Public Power Corp. of Greece (a)	6,322	37,250
TOTAL GREECE		173,092
Hong Kong - 1.9%
AIA Group Ltd.	393,000	3,948,334
BOC Hong Kong (Holdings) Ltd.	119,500	431,576
China Everbright International Ltd.	141,962	75,593
China Overseas Land and Investment Ltd.	121,500	335,097
CITIC Pacific Ltd.	193,000	208,246
CSPC Pharmaceutical Group Ltd.	279,280	305,799
Far East Horizon Ltd.	66,000	54,398
Fosun International Ltd.	94,500	74,518
Ganfeng Lithium Co. Ltd. (H Shares) (c)	13,440	121,475
Hang Seng Bank Ltd.	25,600	412,540
Hong Kong & China Gas Co. Ltd.	374,356	394,867
Lenovo Group Ltd.	240,000	232,054
MTR Corp. Ltd.	50,048	264,588
Sino Land Ltd.	92,000	136,654
Sinotruk Hong Kong Ltd.	22,000	25,924
Swire Pacific Ltd. (A Shares)	18,500	105,227
Swire Properties Ltd.	38,400	91,378
Wharf Holdings Ltd.	43,000	157,212
TOTAL HONG KONG		7,375,480
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	13,913	102,183
OTP Bank PLC	7,276	149,317
TOTAL HUNGARY		251,500
India - 3.9%
Adani Green Energy Ltd. (a)	10,600	291,832
Adani Total Gas Ltd.	9,201	363,567
Asian Paints Ltd.	12,828	541,304
Axis Bank Ltd.	74,628	684,891
Berger Paints India Ltd.	7,942	62,800
Britannia Industries Ltd.	3,763	185,407
Colgate-Palmolive Ltd.	4,188	83,895
Dabur India Ltd.	20,840	153,770
Eicher Motors Ltd.	4,670	182,750
GAIL India Ltd.	51,355	95,099
Grasim Industries Ltd.	9,340	185,993
Havells India Ltd.	8,685	137,270
HCL Technologies Ltd.	35,684	428,651
Hero Motocorp Ltd.	3,618	129,027
Hindalco Industries Ltd.	46,548	244,716
Hindustan Unilever Ltd.	25,972	866,662
Housing Development Finance Corp. Ltd.	55,419	1,670,533
ICICI Prudential Life Insurance Co. Ltd. (c)	11,483	80,423
Indraprastha Gas Ltd.	8,133	35,605
Info Edge India Ltd.	2,166	118,878
Infosys Ltd.	108,678	2,129,441
Kotak Mahindra Bank Ltd.	17,335	397,664
Lupin Ltd.	7,964	64,798
Mahindra & Mahindra Ltd.	29,090	428,738
Marico Ltd.	16,681	109,219
Nestle India Ltd.	1,100	269,081
PI Industries Ltd.	2,569	100,344
Piramal Enterprises Ltd.	3,955	88,656
Reliance Industries Ltd.	98,664	3,134,394
Shree Cement Ltd.	357	92,554
Shriram Transport Finance Co. Ltd.	6,268	109,592
Siemens Ltd.	2,387	81,268
State Bank of India	59,862	400,686
Tata Consultancy Services Ltd.	29,612	1,237,233
UPL Ltd.	16,274	152,503
Zomato Ltd. (a)	52,413	31,119
TOTAL INDIA		15,370,363
Indonesia - 0.5%
PT Aneka Tambang Tbk	290,000	38,309
PT Bank Central Asia Tbk	1,796,200	893,179
PT Bank Negara Indonesia (Persero) Tbk	250,100	132,732
PT Barito Pacific Tbk	969,000	58,863
PT Indah Kiat Pulp & Paper Tbk	105,900	54,306
PT Kalbe Farma Tbk	766,100	83,714
PT Merdeka Copper Gold Tbk (a)	427,718	117,387
PT Telkom Indonesia Persero Tbk	1,654,400	472,530
PT Tower Bersama Infrastructure Tbk	285,600	59,212
PT Unilever Indonesia Tbk	235,700	71,770
TOTAL INDONESIA		1,982,002
Ireland - 0.7%
CRH PLC	24,536	941,548
DCC PLC (United Kingdom)	3,226	210,181
James Hardie Industries PLC CDI	15,078	372,377
Kerry Group PLC Class A	5,181	546,734
Kingspan Group PLC (Ireland)	5,134	330,679
Smurfit Kappa Group PLC	8,152	293,944
TOTAL IRELAND		2,695,463
Israel - 0.1%
Bank Leumi le-Israel BM	46,070	440,214
Kornit Digital Ltd. (a)	1,651	44,924
TOTAL ISRAEL		485,138
Italy - 0.7%
Amplifon SpA	4,322	142,281
Enel SpA	263,244	1,327,084
Intesa Sanpaolo SpA	537,564	954,612
Nexi SpA (a)(c)	16,691	151,041
Prysmian SpA	8,482	268,306
TOTAL ITALY		2,843,324
Japan - 13.9%
AEON Co. Ltd.	22,100	445,689
Ajinomoto Co., Inc.	15,500	407,898
Ana Holdings, Inc. (a)	5,600	104,545
Asahi Kasei Corp.	41,500	332,930
Astellas Pharma, Inc.	60,100	941,250
Azbil Corp.	3,500	105,361
Bridgestone Corp.	18,600	725,509
Chubu Electric Power Co., Inc.	21,300	227,216
Chugai Pharmaceutical Co. Ltd.	22,300	626,470
Dai Nippon Printing Co. Ltd.	7,200	158,885
Dai-ichi Mutual Life Insurance Co.	33,300	579,250
Daifuku Co. Ltd.	3,400	216,806
Daiichi Sankyo Kabushiki Kaisha	56,800	1,506,036
Daikin Industries Ltd.	8,000	1,403,027
Daiwa House Industry Co. Ltd.	19,600	484,278
DENSO Corp.	13,900	760,262
Eisai Co. Ltd.	8,500	389,256
FANUC Corp.	6,200	1,069,256
Fast Retailing Co. Ltd.	1,900	1,150,623
FUJIFILM Holdings Corp.	11,400	651,191
Fujitsu Ltd.	6,300	844,593
Hankyu Hanshin Holdings, Inc.	7,900	229,153
Hikari Tsushin, Inc.	700	77,132
Hirose Electric Co. Ltd.	1,100	158,032
Hitachi Construction Machinery Co. Ltd.	3,500	77,217
Hitachi Metals Ltd. (a)	6,900	106,100
Hoshizaki Corp.	3,800	113,362
Hoya Corp.	11,900	1,192,281
Hulic Co. Ltd.	12,200	97,845
Ibiden Co. Ltd.	3,400	100,339
INPEX Corp.	34,100	390,847
Isuzu Motors Ltd.	18,600	204,016
ITO EN Ltd.	1,600	75,394
Itochu Corp.	38,200	1,111,989
Japan Real Estate Investment Corp.	41	197,988
JFE Holdings, Inc.	16,000	180,398
JSR Corp.	5,900	163,418
Kajima Corp.	13,200	150,687
Kao Corp.	15,800	687,212
KDDI Corp.	52,300	1,676,861
Keio Corp.	3,300	126,357
Kikkoman Corp.	4,600	272,756
Komatsu Ltd.	29,500	681,993
Kubota Corp.	33,400	554,552
Kurita Water Industries Ltd.	3,100	125,735
LIXIL Group Corp.	9,400	194,535
Marubeni Corp.	49,000	455,811
Mazda Motor Corp.	19,300	162,691
McDonald's Holdings Co. (Japan) Ltd.	2,300	86,332
Meiji Holdings Co. Ltd.	3,600	187,956
Mitsubishi Chemical Holdings Corp.	42,000	236,188
Mitsubishi Estate Co. Ltd.	37,600	558,421
Mitsui & Co. Ltd.	44,800	988,390
Mitsui Chemicals, Inc.	6,500	136,918
MS&AD Insurance Group Holdings, Inc.	14,900	483,227
Murata Manufacturing Co. Ltd.	18,500	1,080,598
Nintendo Co. Ltd.	3,599	1,609,377
Nippon Building Fund, Inc.	50	265,237
Nippon Express Holdings, Inc.	2,500	149,389
Nippon Paint Holdings Co. Ltd.	27,800	212,508
Nippon Prologis REIT, Inc.	70	182,035
Nippon Steel & Sumitomo Metal Corp.	26,500	394,326
Nippon Yusen KK	5,400	424,177
Nissin Food Holdings Co. Ltd.	2,100	152,095
Nitori Holdings Co. Ltd.	2,500	264,496
Nitto Denko Corp.	4,800	309,097
Nomura Holdings, Inc.	95,400	364,000
Nomura Real Estate Holdings, Inc.	3,900	94,612
Nomura Research Institute Ltd.	11,200	336,496
NTT Data Corp.	20,100	304,214
Obayashi Corp.	23,100	169,888
Odakyu Electric Railway Co. Ltd.	9,400	134,819
OMRON Corp.	6,300	352,347
Open House Group Co. Ltd.	2,700	117,788
Oriental Land Co. Ltd.	6,600	1,002,070
ORIX Corp.	38,000	677,229
Osaka Gas Co. Ltd.	11,700	210,344
Pan Pacific International Holdings Ltd.	13,100	203,973
Panasonic Holdings Corp.	72,000	594,442
Rakuten Group, Inc.	27,600	136,828
Recruit Holdings Co. Ltd.	46,600	1,741,584
ROHM Co. Ltd.	3,100	230,053
SCSK Corp.	4,900	86,290
Sekisui Chemical Co. Ltd.	12,600	177,275
Sekisui House Ltd.	20,800	368,397
Seven & i Holdings Co. Ltd.	24,400	994,549
SG Holdings Co. Ltd.	8,600	164,127
Sharp Corp.	6,300	50,709
Shimadzu Corp.	7,400	263,284
SHIMIZU Corp.	17,100	96,934
Shin-Etsu Chemical Co. Ltd.	12,100	1,549,941
Shionogi & Co. Ltd.	8,900	456,494
SoftBank Corp.	92,900	1,074,134
Sompo Holdings, Inc.	10,400	464,165
Sony Group Corp.	40,900	3,469,463
Sumitomo Chemical Co. Ltd.	50,900	200,034
Sumitomo Electric Industries Ltd.	22,500	250,848
Sumitomo Metal Mining Co. Ltd.	8,300	260,984
Sumitomo Mitsui Trust Holdings, Inc.	11,400	374,482
Sumitomo Realty & Development Co. Ltd.	10,000	276,131
Suntory Beverage & Food Ltd.	5,000	197,287
Sysmex Corp.	5,600	392,066
Taisei Corp.	6,200	197,822
TDK Corp.	13,000	409,430
Terumo Corp.	21,400	730,673
Tobu Railway Co. Ltd.	5,900	140,095
Tokyo Electron Ltd.	4,800	1,652,129
Tokyo Gas Co. Ltd.	13,200	259,260
Tokyu Corp.	16,100	197,412
Toray Industries, Inc.	45,000	246,480
Tosoh Corp.	8,400	109,496
Toto Ltd.	4,600	156,685
Unicharm Corp.	13,000	470,889
USS Co. Ltd.	6,900	135,395
West Japan Railway Co.	7,200	264,461
Yamaha Corp.	4,300	183,412
Yamaha Motor Co. Ltd.	9,700	187,376
Yaskawa Electric Corp.	8,200	287,196
Yokogawa Electric Corp.	7,300	129,453
Z Holdings Corp.	89,600	316,668
ZOZO, Inc.	3,900	84,247
TOTAL JAPAN		54,412,659
Korea (South) - 2.0%
AMOREPACIFIC Corp.	970	96,173
AMOREPACIFIC Group, Inc.	1,135	32,177
BGF Retail Co. Ltd.	270	37,474
Celltrion Healthcare Co. Ltd.	2,802	155,885
CJ CheilJedang Corp.	276	82,879
CJ Corp.	465	28,467
CJ Logistics Corp. (a)	296	26,466
Coway Co. Ltd.	1,778	87,383
Doosan Bobcat, Inc.	1,486	35,560
GS Engineering & Construction Corp.	2,181	49,952
Hana Financial Group, Inc.	9,190	262,368
Hanwha Solutions Corp. (a)	3,927	132,179
HMM Co. Ltd.	9,135	174,739
Hyundai Engineering & Construction Co. Ltd.	2,492	80,728
Hyundai Glovis Co. Ltd.	643	89,909
Kakao Corp.	9,946	572,195
KB Financial Group, Inc.	12,369	458,305
Korea Zinc Co. Ltd.	225	82,408
Korean Air Lines Co. Ltd. (a)	5,297	103,112
LG Chemical Ltd.	1,568	727,570
LG Corp.	3,305	205,512
LG Display Co. Ltd.	7,392	87,064
LG Electronics, Inc.	3,617	262,845
LG Household & Health Care Ltd.	285	170,652
Lotte Chemical Corp.	521	70,621
NAVER Corp.	4,182	833,442
NCSOFT Corp.	563	161,139
Netmarble Corp. (c)	698	38,674
POSCO Chemtech Co. Ltd.	1,038	104,954
S1 Corp.	770	37,647
Samsung Engineering Co. Ltd. (a)	5,459	82,321
Samsung Life Insurance Co. Ltd.	2,735	127,374
Samsung SDI Co. Ltd.	1,788	782,973
Samsung SDS Co. Ltd.	1,121	117,139
Samsung Securities Co. Ltd.	2,120	56,969
Shinhan Financial Group Co. Ltd.	14,468	396,946
SK Biopharmaceuticals Co. Ltd. (a)	830	49,714
SK Chemicals Co. Ltd.	451	36,426
SK IE Technology Co. Ltd. (a)(c)	867	54,680
SK Innovation Co., Ltd.	1,835	264,848
SK Telecom Co. Ltd.	941	38,695
SK, Inc.	1,262	213,261
SKC Co. Ltd.	767	80,316
Woori Financial Group, Inc.	17,313	158,281
Yuhan Corp.	1,726	76,554
TOTAL KOREA (SOUTH)		7,824,976
Kuwait - 0.1%
Kuwait Finance House KSCP	168,232	484,583
Luxembourg - 0.1%
NEPI Rockcastle PLC	13,700	75,523
Tenaris SA	16,080	225,024
TOTAL LUXEMBOURG		300,547
Malaysia - 0.6%
AMMB Holdings Bhd	61,600	54,049
Axiata Group Bhd	93,904	60,557
CIMB Group Holdings Bhd	217,758	255,118
DiGi.com Bhd	93,200	76,110
Hap Seng Consolidated Bhd	21,700	36,861
Hartalega Holdings Bhd	49,800	30,813
IHH Healthcare Bhd	55,400	79,658
Kuala Lumpur Kepong Bhd	13,800	67,971
Malayan Banking Bhd	153,459	305,647
Malaysia Airports Holdings Bhd (a)	10,900	15,314
Maxis Bhd	78,300	64,628
MISC Bhd	51,900	84,168
Nestle (Malaysia) Bhd	2,300	69,646
Petronas Dagangan Bhd	9,600	48,360
Petronas Gas Bhd	24,800	95,580
PPB Group Bhd	21,100	77,570
Press Metal Bhd	125,000	136,797
Public Bank Bhd	472,100	492,545
QL Resources Bhd	30,200	36,144
RHB Bank Bhd	58,544	77,426
Sime Darby Bhd	81,000	42,677
Telekom Malaysia Bhd	43,400	55,470
Top Glove Corp. Bhd	172,200	37,377
TOTAL MALAYSIA		2,300,486
Mexico - 0.5%
Arca Continental S.A.B. de CV	14,400	99,749
CEMEX S.A.B. de CV unit (a)	453,100	182,925
Coca-Cola FEMSA S.A.B. de CV unit	17,480	105,829
Fomento Economico Mexicano S.A.B. de CV unit	65,100	405,663
Gruma S.A.B. de CV Series B	7,065	87,852
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	6,435	121,216
Grupo Bimbo S.A.B. de CV Series A	47,700	168,566
Grupo Financiero Banorte S.A.B. de CV Series O	83,000	472,256
Grupo Televisa SA de CV	78,300	123,449
Industrias Penoles SA de CV	4,310	43,359
Kimberly-Clark de Mexico SA de CV Series A	51,500	75,840
TOTAL MEXICO		1,886,704
Multi-National - 0.1%
HKT Trust/HKT Ltd. unit	132,000	184,971
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)	3,624	204,419
TOTAL MULTI-NATIONAL		389,390
Netherlands - 4.0%
Akzo Nobel NV	5,869	394,987
ASML Holding NV (Netherlands)	13,202	7,587,960
CNH Industrial NV	33,516	427,331
IMCD NV	1,890	300,955
ING Groep NV (Certificaten Van Aandelen)	126,959	1,233,259
JDE Peet's BV	3,116	90,255
Koninklijke Ahold Delhaize NV	33,910	933,838
Koninklijke DSM NV	5,632	897,389
Koninklijke KPN NV	106,721	351,328
NN Group NV	9,513	444,136
Prosus NV	26,931	1,756,844
Randstad NV	3,692	185,840
Wolters Kluwer NV	8,477	918,375
TOTAL NETHERLANDS		15,522,497
New Zealand - 0.3%
Auckland International Airport Ltd. (a)	43,315	203,394
Fisher & Paykel Healthcare Corp.	17,910	239,504
Mercury Nz Ltd.	22,640	86,596
Meridian Energy Ltd.	44,268	138,924
Spark New Zealand Ltd.	63,477	204,115
Xero Ltd. (a)	4,492	295,927
TOTAL NEW ZEALAND		1,168,460
Norway - 0.9%
Aker BP ASA	9,952	343,812
DNB Bank ASA	30,385	599,367
Equinor ASA	31,602	1,216,801
Gjensidige Forsikring ASA	6,528	136,030
Mowi ASA	12,910	296,800
Norsk Hydro ASA	44,502	301,511
Orkla ASA	25,288	218,293
Salmar ASA	1,989	141,894
Telenor ASA	23,103	280,566
TOTAL NORWAY		3,535,074
Philippines - 0.2%
Globe Telecom, Inc.	920	34,280
GT Capital Holdings, Inc.	3,170	25,986
JG Summit Holdings, Inc.	95,813	89,129
Monde Nissin Corp. (a)(c)	225,000	57,927
SM Investments Corp.	7,805	109,448
SM Prime Holdings, Inc.	395,800	261,946
Universal Robina Corp.	29,280	58,719
TOTAL PHILIPPINES		637,435
Poland - 0.2%
Bank Polska Kasa Opieki SA	5,871	92,690
CD Projekt RED SA	2,318	45,400
KGHM Polska Miedz SA (Bearer)	4,773	118,849
Polish Oil & Gas Co. SA	60,283	89,947
Polski Koncern Naftowy Orlen SA	13,252	215,851
Powszechna Kasa Oszczednosci Bank SA	28,830	162,851
Powszechny Zaklad Ubezpieczen SA	20,833	136,056
Santander Bank Polska SA	1,242	62,897
TOTAL POLAND		924,541
Portugal - 0.1%
Galp Energia SGPS SA Class B	16,410	173,217
Jeronimo Martins SGPS SA	9,613	222,241
TOTAL PORTUGAL		395,458
Qatar - 0.3%
Qatar Fuel Co. (a)	16,336	79,891
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	84,301	94,446
Qatar National Bank SAQ (a)	149,780	827,096
The Commercial Bank of Qatar (a)	68,797	137,830
TOTAL QATAR		1,139,263
Russia - 0.0%
Gazprom OAO (d)	372,050	58,076
LUKOIL PJSC (d)	13,192	6,091
Mobile TeleSystems OJSC sponsored ADR (d)	14,384	14,326
Moscow Exchange MICEX-RTS OAO (a)(d)	49,350	14,152
Novatek PJSC GDR (Reg. S) (d)	2,894	739
Novolipetsk Steel OJSC (d)	47,040	674
PhosAgro OJSC GDR (Reg. S) (d)	4,197	86
Polyus PJSC (d)	1,031	3,617
TOTAL RUSSIA		97,761
Saudi Arabia - 0.5%
Bank Albilad	16,474	217,548
Dr Sulaiman Al Habib Medical Services Group Co.	2,961	162,398
Saudi Arabian Oil Co. (c)	78,176	826,301
Saudi Basic Industries Corp.	28,563	752,859
TOTAL SAUDI ARABIA		1,959,106
Singapore - 0.5%
BOC Aviation Ltd. Class A (c)	7,100	60,328
CapitaLand Investment Ltd.	85,401	242,994
CapitaMall Trust	155,309	245,345
City Developments Ltd.	13,600	76,408
Keppel Corp. Ltd.	49,400	246,812
Singapore Airlines Ltd. (a)	43,100	170,510
Singapore Exchange Ltd.	27,100	194,269
United Overseas Bank Ltd.	37,700	752,166
UOL Group Ltd.	16,700	90,228
TOTAL SINGAPORE		2,079,060
South Africa - 1.7%
Absa Group Ltd.	26,757	273,720
Anglo American Platinum Ltd.	1,783	136,368
Aspen Pharmacare Holdings Ltd.	12,644	110,464
Bid Corp. Ltd.	11,061	203,650
Bidvest Group Ltd./The	9,351	120,280
Capitec Bank Holdings Ltd.	2,774	332,484
Clicks Group Ltd.	8,625	145,208
Discovery Ltd. (a)	16,496	127,333
FirstRand Ltd.	160,098	631,433
Gold Fields Ltd.	29,636	274,101
Growthpoint Properties Ltd.	107,074	87,296
Impala Platinum Holdings Ltd.	27,403	303,831
Kumba Iron Ore Ltd.	2,103	62,324
Mr Price Group Ltd.	8,489	92,005
MTN Group Ltd.	55,796	466,947
MultiChoice Group Ltd.	11,581	82,934
Naspers Ltd. Class N	7,068	998,613
Nedbank Group Ltd.	14,691	191,726
Northam Platinum Holdings Ltd. (a)	10,974	116,488
Old Mutual Ltd.	152,050	103,745
Remgro Ltd.	18,028	148,227
Sanlam Ltd.	51,949	170,381
Sasol Ltd. (a)	18,692	392,659
Shoprite Holdings Ltd.	16,999	229,354
Spar Group Ltd./The	6,264	50,602
Standard Bank Group Ltd.	42,630	410,371
Vodacom Group Ltd.	20,365	169,010
TOTAL SOUTH AFRICA		6,431,554
Spain - 1.3%
Banco Bilbao Vizcaya Argentaria SA	216,358	980,464
Iberdrola SA	187,605	2,003,336
Iberdrola SA (a)	5,211	55,549
Industria de Diseno Textil SA	35,378	859,224
Naturgy Energy Group SA	4,642	135,783
Red Electrica Corporacion SA	13,588	267,059
Repsol SA	46,654	581,228
TOTAL SPAIN		4,882,643
Sweden - 2.0%
Alfa Laval AB	9,240	274,594
ASSA ABLOY AB (B Shares)	32,796	774,839
Atlas Copco AB:
(A Shares)	87,269	1,020,119
(B Shares)	49,181	507,093
Boliden AB	8,994	298,216
Electrolux AB (B Shares)	7,428	106,630
Epiroc AB:
(A Shares)	19,722	348,718
(B Shares)	13,788	217,969
EQT AB	9,988	268,910
Ericsson (B Shares)	94,639	719,848
Essity AB (B Shares)	20,136	511,217
H&M Hennes & Mauritz AB (B Shares)	24,629	315,117
Holmen AB (B Shares)	3,270	133,829
Husqvarna AB (B Shares)	13,341	106,324
Nibe Industrier AB (B Shares)	49,357	494,435
Sandvik AB	34,911	643,277
SKF AB (B Shares)	13,164	221,543
Svenska Cellulosa AB SCA (B Shares)	20,034	291,475
Tele2 AB (B Shares)	17,440	198,989
Telia Co. AB	85,365	314,757
TOTAL SWEDEN		7,767,899
Switzerland - 5.3%
ABB Ltd. (Reg.)	52,885	1,607,684
Adecco SA (Reg.)	5,242	184,660
Clariant AG (Reg.)	7,167	133,951
Coca-Cola HBC AG	6,766	165,781
Compagnie Financiere Richemont SA Series A	16,942	2,042,826
Geberit AG (Reg.)	1,184	620,578
Givaudan SA	298	1,037,842
Kuehne & Nagel International AG	1,799	482,329
Lindt & Spruengli AG	3	345,433
Lindt & Spruengli AG (participation certificate)	41	452,277
Lonza Group AG	2,411	1,465,289
Roche Holding AG (participation certificate)	22,854	7,587,631
SGS SA (Reg.)	208	507,617
Sika AG	4,661	1,151,675
Sonova Holding AG	1,719	615,831
Straumann Holding AG	3,614	488,795
Swiss Life Holding AG	1,048	553,590
Swiss Re Ltd.	9,763	732,585
Temenos Group AG	2,162	170,352
Vifor Pharma AG	1,534	268,009
TOTAL SWITZERLAND		20,614,735
Taiwan - 5.9%
Acer, Inc.	102,000	77,140
AUO Corp.	282,000	126,220
Cathay Financial Holding Co. Ltd.	264,547	402,278
China Airlines Ltd.	91,000	69,310
China Steel Corp.	346,000	321,109
Chunghwa Telecom Co. Ltd.	119,000	481,298
CTBC Financial Holding Co. Ltd.	575,000	440,329
Delta Electronics, Inc.	65,000	563,488
E.SUN Financial Holdings Co. Ltd.	434,042	398,803
EVA Airways Corp.	85,000	97,214
Evergreen Marine Corp. (Taiwan)	85,894	275,119
Far Eastern New Century Corp.	94,000	95,331
Far EasTone Telecommunications Co. Ltd.	53,000	133,196
First Financial Holding Co. Ltd.	351,437	316,422
Fubon Financial Holding Co. Ltd.	231,756	433,928
Hotai Motor Co. Ltd.	10,000	201,875
Hua Nan Financial Holdings Co. Ltd.	293,382	226,232
MediaTek, Inc.	50,000	1,148,284
Mega Financial Holding Co. Ltd.	364,000	429,807
momo.com, Inc.	2,400	65,574
Nan Ya Plastics Corp.	155,000	348,182
President Chain Store Corp.	19,000	179,072
Sinopac Financial Holdings Co.	280,720	158,481
Taishin Financial Holdings Co. Ltd.	348,381	182,796
Taiwan Cement Corp.	196,887	254,669
Taiwan Cooperative Financial Holding Co. Ltd.	308,000	281,474
Taiwan High Speed Rail Corp.	56,000	54,552
Taiwan Mobile Co. Ltd.	59,000	199,569
Taiwan Semiconductor Manufacturing Co. Ltd.	800,000	13,675,341
The Shanghai Commercial & Savings Bank Ltd.	121,000	202,468
Unified-President Enterprises Corp.	160,000	375,445
United Microelectronics Corp.	392,000	525,639
Voltronic Power Technology Corp.	2,000	97,917
Walsin Lihwa Corp.	84,000	95,253
Walsin Lihwa Corp. rights (a)	5,875	763
Wan Hai Lines Ltd.	23,460	84,025
Yang Ming Marine Transport Corp.	56,000	168,339
TOTAL TAIWAN		23,186,942
Thailand - 0.7%
Advanced Info Service PCL (For. Reg.)	17,300	95,487
Advanced Information Service PCL NVDR	23,400	129,156
Airports of Thailand PCL:
(For. Reg.) (a)	33,200	64,236
NVDR (a)	91,700	177,422
Asset World Corp. PCL NVDR	247,500	34,173
B. Grimm Power PCL:
(For. Reg.)	13,000	13,564
NVDR	7,400	7,721
Bangkok Dusit Medical Services PCL:
(For. Reg.)	131,200	96,351
NVDR	216,700	159,141
Berli Jucker PCL unit	39,900	35,547
BTS Group Holdings PCL:
(For. Reg.)	90,133	21,378
NVDR	155,100	36,692
Bumrungrad Hospital PCL:
NVDR	9,400	47,038
(For. Reg.)	6,200	31,025
Central Pattana PCL:
(For. Reg.)	31,400	54,921
NVDR	37,600	65,766
Charoen Pokphand Foods PCL:
(For. Reg.)	53,600	36,993
(NVDR)	74,000	51,073
CP ALL PCL:
(For. Reg.)	61,000	102,486
NVDR	128,500	215,893
Energy Absolute PCL:
(For. Reg.)	20,900	46,626
NVDR	27,000	60,234
Home Product Center PCL:
(For. Reg.)	78,800	28,662
NVDR	140,600	51,140
Indorama Ventures PCL:
(For. Reg.)	25,100	30,169
NVDR	35,400	42,549
Intouch Holdings PCL:
(For. Reg.)	6,200	11,960
NVDR	28,300	54,592
Krungthai Card PCL NVDR	31,900	50,415
Minor International PCL:
unit (a)	47,868	44,211
warrants 2/15/24 (a)	878	93
(For. Reg.) (a)	48,599	44,886
Osotspa PCL NVDR	44,600	38,245
PTT Exploration and Production PCL:
(For. Reg.)	20,200	91,198
NVDR	25,000	112,869
PTT Global Chemical PCL:
(For. Reg.)	30,600	37,316
NVDR	53,700	65,486
PTT Oil & Retail Business PCL NVDR	102,300	70,869
SCB X PCL:
(For. Reg.)	5,700	15,956
NVDR unit	18,100	50,668
SCG Packaging PCL NVDR	45,700	64,378
Siam Cement PCL:
(For. Reg.)	7,000	71,524
NVDR	17,900	182,896
Siam Commercial Bank PCL (For. Reg.)	5,700	15,783
Thai Union Frozen Products PCL:
(For. Reg.)	27,600	12,312
NVDR	64,800	28,906
True Corp. PCL:
(For. Reg.)	156,800	20,426
NVDR	202,100	26,328
TOTAL THAILAND		2,846,760
Turkey - 0.1%
Koc Holding A/S	25,804	53,001
Turk Hava Yollari AO (a)	17,803	50,081
Turk Sise ve Cam Fabrikalari A/S	48,557	59,136
Turkiye Is Bankasi A/S Series C	121,324	35,348
Turkiye Petrol Rafinerileri A/S (a)	4,295	64,342
TOTAL TURKEY		261,908
United Arab Emirates - 0.6%
Abu Dhabi Commercial Bank PJSC	83,290	206,802
Abu Dhabi Islamic Bank	46,846	115,932
Aldar Properties PJSC	135,430	180,667
Emirates NBD Bank PJSC (a)	61,920	232,636
Emirates Telecommunications Corp.	115,085	874,158
First Abu Dhabi Bank PJSC	146,170	772,814
TOTAL UNITED ARAB EMIRATES		2,383,009
United Kingdom - 9.8%
Abrdn PLC	75,439	152,228
Antofagasta PLC	13,555	191,237
Ashtead Group PLC	14,099	788,264
Associated British Foods PLC	11,998	244,299
AstraZeneca PLC (United Kingdom)	50,376	6,626,524
Barratt Developments PLC	33,606	205,036
Berkeley Group Holdings PLC	3,852	198,803
British Land Co. PLC	28,831	172,743
BT Group PLC	221,935	437,301
Bunzl PLC	11,073	414,115
Burberry Group PLC	12,630	276,239
Compass Group PLC	57,386	1,344,925
Croda International PLC	4,644	423,142
GSK PLC	132,103	2,775,512
HSBC Holdings PLC (United Kingdom)	658,970	4,127,761
Informa PLC	50,292	363,921
InterContinental Hotel Group PLC	5,920	350,909
Intertek Group PLC	5,240	279,244
J Sainsbury PLC	59,708	160,694
Johnson Matthey PLC	6,603	171,839
Kingfisher PLC	70,719	223,746
Land Securities Group PLC	24,500	218,162
Legal & General Group PLC	197,881	628,956
Lloyds Banking Group PLC	2,299,654	1,273,223
Mondi PLC	8,889	167,734
Mondi PLC	7,068	133,416
National Grid PLC	117,326	1,615,533
Next PLC	4,331	358,968
NMC Health PLC (a)	987	1
Ocado Group PLC (a)	19,608	200,437
Pearson PLC	22,760	210,650
Persimmon PLC	10,581	242,764
Prudential PLC	88,698	1,094,036
Reckitt Benckiser Group PLC	23,210	1,882,674
RELX PLC (London Stock Exchange)	62,748	1,857,935
Rentokil Initial PLC	62,079	409,905
Schroders PLC	4,246	153,572
Segro PLC	38,074	507,713
Spirax-Sarco Engineering PLC	2,483	360,890
St. James's Place PLC	17,674	264,200
Taylor Wimpey PLC	122,692	189,906
Tesco PLC	247,111	792,519
Unilever PLC	83,267	4,055,345
Vodafone Group PLC	871,656	1,284,523
Whitbread PLC	7,102	226,056
TOTAL UNITED KINGDOM		38,057,600
United States of America - 0.4%
Coca-Cola European Partners PLC	6,829	369,585
Legend Biotech Corp. ADR (a)	2	94
Li Auto, Inc. ADR (a)	17,743	582,680
Yum China Holdings, Inc.	14,044	684,083
TOTAL UNITED STATES OF AMERICA		1,636,442
TOTAL COMMON STOCKS (Cost $411,416,464)		376,986,508

Nonconvertible Preferred Stocks - 0.7%
	Shares	Value ($)
Brazil - 0.4%
Banco Bradesco SA (PN)	168,955	569,159
Companhia Energetica de Minas Gerais (CEMIG) (PN)	45,568	98,990
Gerdau SA	37,300	176,332
Itau Unibanco Holding SA	158,500	723,560
TOTAL BRAZIL		1,568,041
Chile - 0.1%
Sociedad Quimica y Minera de Chile SA (PN-B)	4,721	468,899
Colombia - 0.0%
Bancolombia SA (PN)	14,368	105,975
Germany - 0.2%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	2,240	169,186
Henkel AG & Co. KGaA	6,027	385,025
TOTAL GERMANY		554,211
Korea (South) - 0.0%
AMOREPACIFIC Corp.	196	7,224
LG Chemical Ltd.	316	70,675
LG Household & Health Care Ltd.	60	17,449
TOTAL KOREA (SOUTH)		95,348
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,085,326)		2,792,474

Government Obligations - 0.1%
	Principal Amount (e)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (f) (Cost $198,799)	200,000	197,248

Money Market Funds - 2.2%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (g)	7,798,815	7,800,375
Fidelity Securities Lending Cash Central Fund 2.01% (g)(h)	917,439	917,530
TOTAL MONEY MARKET FUNDS (Cost $8,717,905)		8,717,905

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $423,418,494)	388,694,135
NET OTHER ASSETS (LIABILITIES) - 0.4% (i)	1,718,463
NET ASSETS - 100.0%	390,412,598

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	67	Sep 2022	6,539,535	275,728	275,728
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	62	Sep 2022	3,095,350	(3,071)	(3,071)
TME S&P/TSX 60 Index Contracts (Canada)	5	Sep 2022	926,945	23,427	23,427

TOTAL FUTURES CONTRACTS					296,084
The notional amount of futures purchased as a percentage of Net Assets is 2.7%

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,015,068 or 2.3% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $197,249.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
(i)	Includes $301,363 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	10,908,961	116,238,149	119,346,735	21,109	-	-	7,800,375	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	154,910	19,911,961	19,149,341	28,930	-	-	917,530	0.0%
Total	11,063,871	136,150,110	138,496,076	50,039	-	-	8,717,905

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Government Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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